SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fiscal Years (Details) - item	3 Months Ended	12 Months Ended
	Dec. 29, 2017	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Summary of Significant Accounting Policies [Line Items]
Number of VIE		1
Length of fiscal period		364 days	364 days	364 days
Minimum
Summary of Significant Accounting Policies [Line Items]
Length of fiscal period	91 days	364 days
Maximum
Summary of Significant Accounting Policies [Line Items]
Length of fiscal period	98 days	371 days